Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Change in ownership that limits utilization of net operating loss carryforwards, period					3 years
Deferred tax assets valuation allowances		$ 1.6	$ 14.5		$ 16.1
Net operating loss carryforwards remained available for current and future utilization		4.4			4.4
Tax sharing agreement,operating loss carryforwards, aggregate future payments		1.6			1.6
Deferred tax assets additional valuation allowances	7.8			9.3
Minimum
Income Taxes [Line Items]
Percentage of change in ownership that limits utilization of net operating loss carryforwards					50.00%
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards		2.7			2.7
Operating loss carryforwards, if unused, expiration year					2019
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards		$ 10.5			$ 10.5
Operating loss carryforwards, if unused, expiration year					2018